25. Company Details (Details)	12 Months Ended
Jun. 30, 2018
Australia
DisclosureOfCompanyDetailsLineItems [Line Items]
Principal place of business	Mission NewEnergy Limited Head Office Unit B9, 431 Roberts Rd, Subiaco, Western Australia, 6008, Australia.
Malaysia
DisclosureOfCompanyDetailsLineItems [Line Items]
Principal place of business	Mission Biofuels Sdn Bhd M2 Capital Sdn Bhd No 5E Nadayu 28 Dagang Jalan PJS 11/7 Bandar Sunway 47500 Subang Jaya Selangor, Malaysia